Share-Based Compensation	12 Months Ended
Dec. 31, 2010
Share-Based Compensation [Abstract]
Share-Based Compensation
14. Share-Based Compensation
E-House’s Share Incentive Plan (the “E-House Plan”)
During the year ended December 31, 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.
Share Options:
During the years ended December 31, 2008, 2009 and 2010, the Company granted options to certain employees, senior management and independent directors for the purchase of 1,356,000, nil and nil ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price ranging from $9.53 to $24.30 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.
The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The assumptions used in the binomial model were:

2008
Average risk-free rate of return	3.98%
Contractual life of option	10 years
Average estimated volatility rate	59.3%
Average dividend yield	0.00%
On November 7, 2008, the Company modified the exercise price and vesting schedule of 2,014,166 outstanding options previously granted between July 23, 2007 and August 2, 2008. The exercise price for these options was reduced from between $9.53 and $24.30 to $5.37. The vesting schedule of 1,794,166 of the 2,014,166 options was extended such that the options previously granted in 2007 and 2008 vest ratably over the two and three years subsequent to the modification date, respectively.
In connection with the above modifications, incremental compensation cost was measured as the excess of the fair value of the modified options over the fair value of the original options immediately before their terms were modified, measured based on the share price and other pertinent factors at the modification date. Incremental compensation cost of the vested options amounting to $229,110 was immediately expensed. For those unvested or partially vested options, the Company will recognize incremental cost of $1,643,541 and the unrecognized compensation cost from the initial grant date over the modified requisite service period.
The weighted-average grant-date fair value of options granted during the year ended December 31 2008 was $7.47 per share. The weighted-average modification date fair value of modified options in 2008 was $2.44 per share. The Company recorded compensation expense of $4,399,831, $4,474,956 and $4,157,992 for the years ended December 31, 2008, 2009 and 2010, respectively. There were no options exercised during the year ended December 31, 2008. During the years ended December 31, 2009 and 2010, 509,562 and 301,192 options were exercised having a total intrinsic value of $6,870,042 and $5,177,687, respectively.
A summary of option activity under the E-House Plan during the year ended December 31, 2010 is presented below.

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2010	1,759,437	5.38
Granted
Exercised	(301,192)	5.39
Forfeited	(16,170)	5.37
Cancelled
Outstanding, as of December 31, 2010	1,442,075	5.38	7.0 years	13,810,857
Vested and expected to vest as of December 31, 2010	1,435,486	5.38	7.0 years	13,747,673
Exercisable as of December 31, 2010	1,029,660	5.39	6.9 years	9,855,797
As of December 31, 2010, there was $2,220,888 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 0.8 years.
Restricted Shares:
There were no restricted shares granted during 2008. The Company granted 931,000 and 972,000 restricted shares to certain employees, directors and officers in 2009 and 2010, respectively. Under the terms of each restricted shares, restricted shares vest over three years. A summary of restricted share activity under the E-House Plan during the year ended December 31, 2010 is presented below:

		Weighted
		average
	Number of	grant-date fair
	restricted shares	value
		$
Unvested as of January 1, 2010	931,000	18.93
Granted	972,000	14.00
Vested	(305,465)	18.93
Forfeited	(14,500)	18.93

Unvested as of December 31, 2010	1,583,035	16.39

The total fair value of restricted shares vested in 2008, 2009 and 2010 was $200,160, $200,160 and $5,782,457, respectively.
As of December 31, 2010, there was $21,998,352 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.5 years.
The Company recorded compensation expense of $201,667, $321,687 and $5,403,940 for the years ended December 31, 2008 and 2009 and 2010, respectively, related to restricted shares.
CRIC’s Share Incentive Plan (the “CRIC Plan”)
On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.
Share Options:
During 2009, CRIC granted 8,692,000 options to purchase its ordinary shares to certain of the Group’s employees at exercise prices from $3.00 to $8.00 per share pursuant to the CRIC Plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of one to four years.
CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

2009
Average risk-free rate of return	3.22%
Contractual life of option	10 years
Average estimated volatility rate	71.79%
Average dividend yield	0.00%
On July 15, 2009, CRIC modified the number and vesting schedule of 756,000 options previously granted on January 1, 2009. The modification decreased the number of options to 251,500 and reduced the vesting period from four years to one to two years with no incremental compensation expenses incurred.
On July 30, 2009, CRIC granted 300,000 restricted shares to a certain E-House employee to replace the same number of options previously granted under the CRIC Plan. The purchase price of the restricted shares was $3.00 per share for 250,000 shares and $6.00 per share for 50,000 shares, which was the exercise price of the options that were replaced. The vesting and other requirements imposed on these restricted shares were also the same as under the original option grant. The modification did not result in any incremental compensation expense. Cash received from the purchase of the restricted shares was $1,050,000, which was recorded as a payable due to related parties as of December 31, 2009. During 2010, 75,000 restricted shares were vested. The cash received from the purchase of the restricted shares relating to the unvested portion was recorded as amount due to related parties with an amount of $787,500 as of December 31 2010.
The weighted-average grant-date fair value of the options was $3.7 per share. The Group recorded compensation expense of $4,765,273 and $8,584,355 for the year ended December 31, 2009 and 2010, respectively.
Replacement of COHT’s Options with CRIC Options (“Options Replacement Program”)
In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of $6,777,964 corresponding to the Replacement Options held by SINA employees and $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date will be recognized over the requisite service period approximating 3.3 years.
CRIC used the binomial model to estimate the fair value of both the Replaced Options and Replacement Options using the following assumptions:

2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%
The Replacement Date fair value of the Replaced Options and Replacement Options was $10.64 and $11.44 per share, respectively. For the year ended December 31, 2009 and 2010, CRIC recorded compensation expense of $2,219,581 and $8,679,164 associated with the Replacement Option, respectively. A summary of options activity under the CRIC Plan as of December 31, 2010 and changes for the year then ended is presented below.

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding, as of January 1, 2010	11,342,000	3.16
Granted
Exercised	(752,183)	2.07
Forfeited	(153,788)	3.06
Modified	—
Cancelled	—
Outstanding, as of December 31, 2010	10,436,029	3.24	6.94 years	66,324,196
Vested and expected to vest as of December 31, 2010	10,170,559	3.24	6.94 years	64,706,092
Exercisable as of December 31, 2010	3,176,323	2.82	6.38 years	21,533,694
The total intrinsic value of options exercised was nil, nil and $5,167,543 during the years ended December 31, 2008, 2009 and 2010, respectively.
As of December 31, 2010, there was $32,650,256 of total unrecognized compensation expense related to unvested share options granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 2.1 years.
Restricted Shares:
A summary of restricted shares activity under the CRIC Plan as of December 31, 2010 and changes for the year then ended is presented below:

		Weighted
		average
	Number of	grant-date fair
	restricted shares	value
		$
Unvested as of January 1, 2010	300,000	2.59
Granted	—	—
Vested	(75,000)	2.59
Forfeited	—	—

Unvested as of December 31, 2010	225,000	2.59

The Group recorded compensation expense of $148,056 and $180,322 for restricted shares granted to the E-House’s employee for the year ended December 31, 2009 and 2010, respectively.
The total fair value of restricted shares vested was nil, nil and $194,196 during the year ended December 31, 2008, 2009 and 2010, respectively.
As of December 31, 2010, there was $392,905 of total unrecognized compensation expense related to restricted shares granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 2.2 years.